Intangible Assets, Net - Summary of Changes in the Company's Intangibles Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Sale of CCRAs				$ (30,987)	$ (30,897)
Claims Cost Recovery Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2023			$ 3,132,796	3,363,156	3,363,156
Acquisitions of CCRAs			200		287,029
Amortization expense	$ (121,000)	$ (121,000)	(242,020)	$ (234,500)	(476,492)	$ (266,900)	$ (200)
Sale of CCRAs					(40,897)
Total	$ 2,890,976		$ 2,890,976		$ 3,132,796	$ 3,363,156